Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15: COMMITMENTS AND CONTINGENCIES
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company's financial position, results of operations or liquidity.